BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Jan. 10, 2023	Dec. 31, 2022
Common stock subject to possible redemption, redemption price per share	$ 10.83	$ 10.83
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Par value per common stock share of shares purchased from an unaffiliated party which had elected to redeem	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued	3,251,000	3,251,000		3,251,000
Common stock, shares outstanding	3,251,000	3,251,000		3,251,000
Common Stock Subject To Possible Redemption [Member]
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption, shares issued	274,267	305,410		11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.80	$ 10.83		$ 10.20
Common stock, shares outstanding		305,410		11,500,000